UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year Ended:            December 31, 2008

Check here if Amendment [   ]; Amendment Number:
                                                               ----------

This Amendment (Check only one.):    [   ] is a restatement.
                               [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            -------------------------------------------------------------
Address:    7701 France Avenue South, Suite 500
            -------------------------------------------------------------
            Edina, Minnesota 55435
            -------------------------------------------------------------

Form 13F File No: 28-03099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
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Title:  Chief Financial Officer and Chief Compliance Officer
        -----------------------------------------------------------------
Phone:  (952) 841-0400
        -----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John P. Flakne               Edina, Minnesota       February  2, 2009
-------------------------------------------------------------------------
      (Signature)                    City/State                  (Date)

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None





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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                112

Form 13F Information Table Value Total:           $220,576
                                                 (thousands)

List of Other Included Managers:                       None






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


                                               KOPP INVESTMENT ADVISORS, LLC
                                                 FORM 13F INFORMATION TABLE

                                                      DECEMBER 31, 2008

                                                                                                    VOTING AUTHORITY

                               TITLE               VALUE
                                 OF                 (X              SH/  PUT/ INVESTMENT  OTHER
       NAME OF ISSUER          CLASS      CUSIP   $1000)   SHARES   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
       --------------          -----      -----    -----   ------   ---  ---- ---------- --------   ----    ------  ----

3M Company                      COM     88579Y101     861    14,961  SH         Other                13,296          1,665
Accelrys, Inc.                  COM     00430U103     131    30,000  SH         Other                30,000
ADC Telecomm                    COM     000886309   3,255   595,000  SH        Defined              595,000
ADC Telecomm                    COM     000886309   5,558 1,016,010  SH         Other               998,288         17,722
Adept Tech Inc.                 COM     006854202   2,567   684,600  SH        Defined              684,600
Adept Tech Inc.                 COM     006854202   2,341   624,190  SH         Other               618,990          5,200
Aflac Incorporated              COM     001055102     226     4,925  SH         Other                 4,925
American Express                COM     025816109     624    33,655  SH         Other                29,600          4,055
Amgen Inc.                      COM     031162100     284     4,920  SH         Other                 4,920
Anadarko Petroleum              COM     032511107     938    24,320  SH         Other                21,555          2,765
Angiodynamics                   COM     03475V101   8,575   626,378  SH         Other               563,501         62,877
Array Biopharma Inc.            COM     04269X105   1,377   340,000  SH        Defined              340,000
Array Biopharma Inc.            COM     04269X105   4,296 1,060,660  SH         Other               932,885        127,775
Bank of America Corporation     COM     060505104     619    43,995  SH         Other                39,295          4,700
Baxter International            COM     071813109     226     4,215  SH         Other                 4,215
BB&T Corp.                      COM     054937107     218     7,950  SH         Other                 7,950
Bookham Inc.                    COM     09856E105      90   200,000  SH        Defined              200,000
Bookham Inc.                    COM     09856E105     274   609,710  SH         Other               581,710         28,000
Caliper Life Sciences           COM     130872104     388   400,000  SH        Defined              400,000
Caliper Life Sciences           COM     130872104   2,181 2,248,759  SH         Other             1,974,609        274,150
Callidus Software               COM     13123E500   2,260   755,770  SH         Other               675,620         80,150
Caterpillar Inc.                COM     149123101   1,015    22,726  SH         Other                19,931          2,795
Cell Genesys Inc.               COM     150921104     823 3,739,000  SH        Defined            3,739,000
Cell Genesys Inc.               COM     150921104     643 2,921,200  SH         Other             2,842,900         78,300
Cepheid Inc.                    COM     15670R107     680    65,500  SH         Other                65,500
ChevronTexaco Corp.             COM     166764100     237     3,205  SH         Other                 3,205
Computer Sciences               COM     205363104     203     5,770  SH         Other                 5,770
Comverge Inc.                   COM     205859101   2,780   567,445  SH         Other               494,245         73,200
ConocoPhillips                  COM     20825C104     903    17,440  SH         Other                15,365          2,075
Cybersource Corp.               COM     23251J106   2,181   181,911  SH         Other               170,283         11,628
Dexcom Inc.                     COM     252131107      69    24,900  SH         Other                24,900
Dow Chemical Co.                COM     260543103     718    47,560  SH         Other                42,470          5,090
Durect Corp.                    COM     266605104   1,068   315,000  SH        Defined              315,000
Durect Corp.                    COM     266605104   4,214 1,243,139  SH         Other             1,089,689        153,450
Emcore Corp.                    COM     290846104   3,055 2,350,000  SH        Defined            2,350,000
Emcore Corp.                    COM     290846104   2,321 1,785,000  SH         Other             1,653,850        131,150
Entergy Corp New                COM     29364G103     934    11,234  SH         Other                 9,909          1,325
Entertainment Distribution      COM     29382J105      72    20,000  SH        Defined               20,000
Entertainment Distribution      COM     29382J105      37    10,300  SH         Other                10,300
Epicor Software Corp.           COM     29426L108   6,269 1,306,000  SH        Defined            1,306,000
Epicor Software Corp.           COM     29426L108   1,319   274,770  SH         Other               273,170          1,600
Extreme Networks                COM     30226D106      35    15,000  SH        Defined               15,000
Extreme Networks                COM     30226D106   4,304 1,839,280  SH         Other             1,619,430        219,850
FedEx Corp.                     COM     31428X106     931    14,510  SH         Other                12,855          1,655
Finisar Corp.                   COM     31787A101   1,074 2,825,000  SH        Defined            2,825,000
Finisar Corp.                   COM     31787A101   3,085 8,117,560  SH         Other             7,370,810        746,750
Halliburton Company             COM     406216101     762    41,913  SH         Other                36,828          5,085
Harmonic Inc.                   COM     413160102   2,830   504,430  SH         Other               445,230         59,200
Harris Stratex Networks         COM     41457P106   1,658   321,250  SH        Defined              321,250
Harris Stratex Networks         COM     41457P106   1,795   347,787  SH         Other               323,237         24,550
Harvard Bioscience              COM     416906105   1,285   485,000  SH        Defined              485,000
Harvard Bioscience              COM     416906105   1,149   433,580  SH         Other               389,380         44,200
Hershey Foods Corp.             COM     427866108     266     7,645  SH         Other                 7,645
Home Depot Inc.                 COM     437076102   1,072    46,585  SH         Other                41,305          5,280
Illumina, Inc.                  COM     452327109     463    17,790  SH         Other                17,790
Intel Corp.                     COM     458140100     410    27,999  SH         Other                27,586            413
Intl. Business Machines         COM     459200101     209     2,489  SH         Other                 2,489
Iris Intl Inc                   COM     46270W105   1,685   120,852  SH        Defined              120,852
Iris Intl Inc                   COM     46270W105  11,133   798,615  SH         Other               722,890         75,725
Johnson & Johnson               COM     478160104     944    15,780  SH         Other                14,125          1,655
Johnson Controls Inc.           COM     478366107     922    50,785  SH         Other                45,065          5,720
Marriott Intl. Inc.             COM     571903202     910    46,779  SH         Other                40,949          5,830
Medarex Inc.                    COM     583916101   5,301   950,000  SH        Defined              950,000
Medarex Inc.                    COM     583916101   7,329 1,313,470  SH         Other             1,211,420        102,050
Microsoft Corp.                 COM     594918104     293    15,074  SH         Other                14,665            409
Mindspeed Tech                  COM     602682205     199   234,333  SH        Defined              234,333
Mindspeed Tech                  COM     602682205      81    95,533  SH         Other                93,533          2,000
Monogram Biosciences            COM     60975U207   3,378 1,299,044  SH         Other             1,156,256        142,788
Motorola Inc.                   COM     620076109     128    28,935  SH         Other                28,410            525
Neose Tech Inc.                 COM     640522108     711 2,090,000  SH        Defined            2,090,000
Neose Tech Inc.                 COM     640522108     386 1,136,129  SH         Other             1,126,129         10,000
Network Equipment               COM     641208103   6,543 2,272,000  SH        Defined            2,272,000
Network Equipment               COM     641208103   5,806 2,016,010  SH         Other             1,850,460        165,550
Nuvasive Inc.                   COM     670704105   7,212   208,133  SH         Other               186,038         22,095
Oplink Communications           COM     68375Q403   2,580   300,000  SH        Defined              300,000
Oplink Communications           COM     68375Q403   1,832   212,996  SH         Other               211,140          1,856
Orthovita Inc.                  COM     68750U102   4,127 1,217,375  SH         Other             1,078,925        138,450
Pepsico Inc.                    COM     713448108     939    17,138  SH         Other                15,123          2,015
Phase Forward Inc.              COM     71721R406   8,091   646,268  SH         Other               577,818         68,450
Phoenix Technologies            COM     719153108   2,909   831,015  SH         Other               736,990         94,025
Pitney Bowes Inc.               COM     724479100     202     7,945  SH         Other                 7,945
PLX Technology                  COM     693417107     793   461,000  SH        Defined              461,000
PLX Technology                  COM     693417107   1,636   950,975  SH         Other               855,875         95,100
PMC-Sierra Inc.                 COM     69344F106     583   120,000  SH        Defined              120,000
PMC-Sierra Inc.                 COM     69344F106     194    40,000  SH         Other                40,000
Procter & Gamble                COM     742718109     966    15,621  SH         Other                13,966          1,655
Progressive Corp                COM     743315103   1,117    75,440  SH         Other                66,605          8,835
RAE Systems                     COM     75061P102   1,189 2,201,586  SH        Defined            2,201,586
RAE Systems                     COM     75061P102   2,270 4,203,060  SH         Other             3,893,010        310,050
Regeneron Pharmaceuticals       COM     75886F107   6,576   358,195  SH         Other               330,870         27,325
RF Monolithics Inc.             COM     74955F106       9    25,000  SH         Other                25,000
RTI Biologics, Inc.             COM     74975N105   1,104   400,000  SH        Defined              400,000
RTI Biologics, Inc.             COM     74975N105   5,938 2,151,500  SH         Other             1,949,800        201,700
Sangamo Biosciences             COM     800677106   3,932 1,129,790  SH        Defined            1,129,790
Sangamo Biosciences             COM     800677106   4,556 1,309,250  SH         Other             1,218,750         90,500
Schwab Charles Corp.            COM     808513105     935    57,835  SH         Other                50,795          7,040
SonoSite Inc.                   COM     83568G104   1,185    62,110  SH         Other                51,310         10,800
SPDR Trust                   UNIT SER 1 78462F103     408     4,520  SH         Other                 4,520
SunPower Corp.                COM CL A  867652109   1,844    49,840  SH         Other                45,830          4,010
Superconductor Technologies   COM NEW   867931305     815   807,500  SH        Defined              807,500
Superconductor Technologies   COM NEW   867931305     197   194,700  SH         Other               194,700
Synovis Life Technologies       COM     87162G105   4,992   266,405  SH         Other               241,205         25,200
Tellabs Inc.                    COM     879664100     108    26,310  SH         Other                26,310
Thoratec Corp.                  COM     885175307   6,041   185,949  SH         Other               164,174         21,775
Transgenomic Inc.               COM     89365K206   2,210 5,023,000  SH        Defined            5,023,000
Transgenomic Inc.               COM     89365K206   2,317 5,266,665  SH         Other             5,120,765        145,900
United Tech Corp.               COM     913017109     230     4,290  SH         Other                 4,290
Verizon Communications, Inc.    COM     92343V104   1,055    31,120  SH         Other                27,330          3,790
Vitesse Semiconductor           COM     928497106   3,296 9,156,000  SH        Defined            9,156,000
Vitesse Semiconductor           COM     89365K206   1,801 5,003,300  SH         Other             4,907,900         95,400
Wal Mart Stores Inc.            COM     931142103     278     4,965  SH         Other                 4,795            170
Walt Disney                     COM     254687106     201     8,875  SH         Other                 8,875

REPORT SUMMARY                  112               220,576





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